Loans Receivable and Allowance for Loan Losses Loans Receivable and Allowance for Loan Losses (Summary of Nonaccrual Loans, by Type) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	$ 32,416	$ 34,129
Period used to determine when a loan receivable is moved to nonaccrual status	90 days
Loans receivable, equal to greater than 90 days past due	14,966	23,370
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	11,289	10,162
Loans receivable, equal to greater than 90 days past due	3,867	3,193
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	0	0
Loans receivable, equal to greater than 90 days past due	0	0
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	3,119	2,895
Loans receivable, equal to greater than 90 days past due	1,592	1,901
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	6,300	8,511
Loans receivable, equal to greater than 90 days past due	2,580	8,304
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	5,659	7,820
Loans receivable, equal to greater than 90 days past due	3,659	6,124
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	3,203	2,912
Loans receivable, equal to greater than 90 days past due	1,757	2,905
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	2,846	1,829
Loans receivable, equal to greater than 90 days past due	$ 1,511	$ 943